Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents	$ 3,525,000	$ 6,234,000	$ 75,656,000
Other receivables	237,000	3,879,000
Prepaid expenses and other current assets	84,000	1,233,000	2,897,000
Property, plant and equipment, held for sale	2,209,000	0
Total current assets	6,055,000	11,346,000	78,852,000
Property, plant and equipment, net	421,000	3,247,000
Property, plant and equipment, net		3,218,000	8,440,000
Fixed assets - construction in process		29,000	951,000
Restricted cash	375,000	750,000	1,000,000
Other assets	250,000	833,000	261,000
Operating lease right-of-use asset, net	92,000	1,566,000	2,918,000
Total Assets	7,193,000	17,742,000	92,422,000
Current Liabilities:
Accounts payable and accrued expenses	12,061,000	14,017,000	13,731,000
Payables and accrued expenses - related party	$ 2,535,000	$ 834,000
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Operating lease liabilities - short-term	$ 442,000	$ 520,000	612,000
Total current liabilities	15,038,000	15,371,000	15,109,000
Deferred income	270,000	270,000	270,000
Note payable, long-term, net		0	27,436,000
Operating lease liabilities - long-term	541,000	1,978,000	3,334,000
Total Liabilities	15,849,000	17,619,000	46,149,000
Commitments and Contingencies (Note 12)
Stockholders' Equity
Preferred stock ($0.0001 par value), 2,000,000 shares authorized, 250,000 shares of Class A preferred stock issued and outstanding as of September 30, 2024 and December 31, 2023, respectively	0	0	0
Common stock issuable, zero and 419,089 shares as of September 30, 2024 and December 31, 2023, respectively	0	591,000	1,109,000
Additional paid-in capital	387,112,000	380,502,000	374,522,000
Accumulated deficit	(395,771,000)	(380,971,000)	(329,369,000)
Total Stockholders' Equity	(8,656,000)	123,000	46,273,000
Total Liabilities and Stockholders' Equity	7,193,000	17,742,000	92,422,000
Class A common shares
Stockholders' Equity
Common stock ($0.0001 par value), 200,000,000 shares authorized as of September 30, 2024 and December 31, 2023, respectively	0	0	0
Common shares
Stockholders' Equity
Common stock ($0.0001 par value), 200,000,000 shares authorized as of September 30, 2024 and December 31, 2023, respectively	$ 3,000	$ 1,000	$ 11,000